1933 Act File No. 333-170575

As filed with the Securities and Exchange Commission on April 21, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, &YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Class B, Class C and Class R2 shares of beneficial interest, without par value, of the Nationwide Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART A

Part A, the definitive Proxy Statement/Prospectus dated December 13, 2010, was filed on Form N-14 [Accession No. 0001193125-10-279447] on December 13, 2010, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated December 13, 2010, was filed on Form N-14 [Accession No. 0001193125-10-279447] on December 13, 2010, and is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15.
Indemnification.  The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009 (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds, a Delaware Statutory Trust (the “Trust” or “NMF”)

Filing:  Post-Effective Amendment No. 98 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(i)           Amended Resolutions dated September 14, 2010, to the Amended Declaration
Filing: Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: September 15, 2010

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009, of the Trust
Filing:  Post-Effective Amendment No. 98 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization between the Registrant, on behalf of Nationwide Large Cap Value Fund and Nationwide Fund, is filed herewith as EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  June 14, 2007

(i)	Exhibit A, amended ___, 2011, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 22, 2011

(b)	Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by NFA

Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  August 27, 2007

(i)	Exhibit A, amended August 1, 2008, to the Investment Advisory Agreement dated August 28, 2007, pertaining to the Target Destinations Funds
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(ii)	Exhibit A to the Investment Advisory Agreement dated August 28, 2007, pertaining to the Target Destinations Funds
Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 19, 2010

(c)	Subadvisory Agreements

(i)	Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Nationwide Money Market Fund, which are series of the Trust, dated as of April 2, 2009
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2010

(a)	Exhibit A, effective April 2, 2009, amended December 2, 2009, to the Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: February 26, 2010

(ii)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, which are series of the Trust, dated as of May 1, 2007, amended June 16, 2010

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(iii)
Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, which are series of the Trust, dated as of September 1, 2007

Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  333-40455

Filing Date:  October 5, 2007

(iv)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. for the Nationwide International Value Fund, a series of the Trust, dated as of December 19, 2007
Filing:  Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  December 17, 2007

(v)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the Nationwide Bond Fund and Nationwide Government Bond Fund, which are series of the Trust, dated as of January 1, 2008

Filing:  Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  December 19, 2008

(vi)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. (“Aberdeen”) for the Nationwide Fund, a series of the Trust, dated as of October 1, 2007
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  October 5, 2007

(a)	Exhibit A to the Subadvisory Agreement among the Trust, NFA and Aberdeen
Filing: Post-Effective Amendment No. 105 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 22, 2010

(vii)	Subadvisory Agreement among the Trust, NFA and Diamond Hill Capital Management, Inc. (“Diamond Hill”), for the Nationwide Value Fund, which are series of the Trust, dated as of February 26, 2008
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(viii)	Subadvisory Agreement among the Trust, NFA and Diamond Hill for the Nationwide Fund, a series of the Trust.
Filing: Post-Effective Amendment No. 105 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 22, 2010

(ix)	Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, for the Nationwide U.S. Small Cap Value Fund, a series of the Trust, dated as of December 19, 2007
Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No.:  333-40455

Filing Date:  December 28, 2007

(x)	Subadvisory Agreement among the Trust, NFA and Turner Investment Partners, L.P., for Nationwide Growth Fund, a series of the Trust.
Filing: Post-Effective Amendment No. 105 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 22, 2010

(xi)	Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Goldman Sachs Asset Management, Inc., for the Nationwide Alternatives Allocation Fund, a series of the Trust
Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 22, 2011

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007, amended February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”)
Filing:  Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date:  June 14, 2007

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended ___, 2011, between the Trust and NFD
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

(b)          Model Dealer Agreement, effective January 2008
                                               Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
   File No.:  333-40455
   Filing Date: February 27, 2008

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custody Agreement dated April 4, 2003, amended February 28, 2008 between the Trust and JPMorgan Chase Bank

Filing: Post-Effective Amendment No. 72 to Registration Statement on
Form N-1A
File No.: 333-40455
Filing Date:  February 28, 2005

(i)	Amendment to the Custody Agreement dated April 4, 2003, amended December 2, 2009 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2010

(ii)	Waiver to Global Custody Agreement dated as of February 28, 2005
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2006

(iii)	Cash Trade Execution Rider, dated April 4, 2003
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 28, 2006

(iv)	Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: February 26, 2010

(v)	Fund List to Custody Agreement dated April 4, 2003, amended ___, 2011, between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1 effective May 1, 2007, amended ___, 2011
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

(b)	Rule 18f-3 Plan effective March 2, 2009, amended ___, 2011
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 22, 2011

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Opinion and Consent of Counsel dated November 12, 2010
Filing:  Form N-14
File No.:  333-170575
Filing Date:  November 12, 2010

(b)	Consent of Counsel dated April 21, 2011 is filed herewith as Exhibit EX-16.11.b.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of Nationwide Large Cap Value Fund and Nationwide Fund is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust and Nationwide Fund Management LLC
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(b)	Administrative Services Plan effective May 1, 2007, amended ___, 2011
Filing:  Post-Effective Amendment No. 108 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

(i)	Form of Servicing Agreement, effective January 2007
Filing:  Post-Effective Amendment No. 86 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2007

(c)	Form of Operational Servicing Agreement between NFM and Fund Provider(s)
Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: August 27, 2007

(d)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide Value Fund, Nationwide Large Cap Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds, which are series of the Trust

Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(i)	Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended ____, 2011
Filing: Post-Effective Amendment No. 108 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

(ii)	Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended March 1, 2011
Filing: Post-Effective Amendment No. 109 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 25, 2011

(e)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

Filing:  Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2005

(f)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust (“OBT”) and the Trust, a Delaware statutory trust, dated as of February 28, 2005, assigning to the Trust OBT’s titles, right, benefit and privileges in and to certain contracts in the Agreement

Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2006

(g)
Fee Waiver Agreement between the Trust and NFA, for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective as of June 16, 2010

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(h)	Fee Waiver Agreement between the Trust and NFA for Nationwide Fund,
Filing:  Post-Effective Amendment No. 105 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 22, 2010

(i)	Fee Waiver Agreement between the Trust and NFA for Nationwide Growth Fund,
Filing:  Post-Effective Amendment No. 105 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 22, 2010

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a

(15)           All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated September 14, 2010
Filing:  Form N-14
File No.:  333-170575
Filing Date:  November 12, 2010

(17)           Any additional exhibits which the Registrant may wish to file.

(i)	Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated December 3, 2009
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(iii)	Code of Ethics dated May 18, 2007 for NFD
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(iv)	Code of Ethics dated December 6, 2010 for Federated Investment Management Company
Filing: Post-Effective Amendment No. 109 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 25, 2011

(v)	Advisory Employee Investment Transaction Policy dated January 15, 2009 for BlackRock Investment Management, LLC
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(vi)	Code of Business Conduct and Ethics dated December 2008 for AllianceBernstein L.P.
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 26, 2009

(vii)	Code of Ethics dated July 21, 2009 for Aberdeen Asset Management Inc.
Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455

Filing Date:  November 17, 2009

(viii)	Code of Ethics dated February 25, 2008 for Morley Capital Management Inc.
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(ix)	Code of Ethics dated January 31, 2009 for NorthPointe Capital, LLC
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(x)	Code of Ethics dated January 1, 2011 for Dimensional Fund Advisors LP
Filing: Post-Effective Amendment No. 109 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 25, 2011

(xi)	Code of Ethics dated December 31, 2010 for Diamond Hill Capital Management Inc.
Filing: Post-Effective Amendment No. 109 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 25, 2011

(xii)	Code of Ethics dated February 26, 2010 for Turner Investment Partners, L.P.
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(xiii)	Code of Ethics, dated January 23, 2007, for Goldman Sachs Asset Management
Filing: Post-Effective Amendment No. 108 to Registration Statement on
Form N-1A
File No.:  333-40455
Filing Date:   February 22, 2011

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the

1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion and the Commonwealth of Pennsylvania on the 21st day of April, 2011.

NATIONWIDE MUTUAL FUNDS

By:  /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT LIST
Plan of Reorganization	EX-16(4)(a)
Consent of Counsel	EX-16(11)(b)
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16(12)(a)